SCHEDULE OF KEY MANAGEMENT TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Director fees	$ 370,094
Management fees paid to a company	4,445,949	1,762,594	524,101
Salaries	722,068	655,799	179,429
Share-based payments	2,475,949	1,614,158	480,158
Total	4,564,102	3,485,742	1,189,647
CEO and Director [Member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company	290,225	737,164	186,000
President and Director [Member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company	205,691	227,524
Former Director [Member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company	500,074	165,000	195,000
Former Owner [Member]
IfrsStatementLineItems [Line Items]
Salaries		$ 86,097	$ 149,060